STOCK OPTION PLAN AND WARRANTS (Details 1) (USD $)	12 Months Ended
Dec. 31, 2014
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Range of Exercise Prices (Minimum) (in dollars per share)	$ 0.10
Range of Exercise Prices (Maximum) (in dollars per share)	$ 1.75
Number of Options, Outstanding at December 31, 2014 (in shares)	5,953,227
Weighted - Average Remaining Contractual Life (in years)	7 years
Options Outstanding, Weighted -Average Exercise Price (in dollars per share)	$ 1.03
Number of Options, Exercisable at December 31, 2014 (in shares)	5,577,185
Options Exercisable, Weighted - Average Exercise Price (in dollars per share)	$ 1.10